Cambria ETF Trust

All Funds

Supplement dated September 1, 2023

to each Fund’s currently effective Statutory Prospectus (“Prospectus”)
and Statement of Additional Information (“SAI”)

The following information supplements and should be read in conjunction with the Prospectus and SAI.

Effective September 5, 2023, Toroso Investments, LLC (“Toroso” or the “Sub-Adviser”) will begin serving as sub-adviser to each Fund, except Cambria Shareholder Yield ETF, Cambria Global Asset Allocation ETF, Cambria Tail Risk ETF, Cambria Global Tail Risk ETF, and Cambria Cannabis ETF. Therefore, prior to September 5, 2023, all references to Toroso in the currently effective Prospectus and SAI, each dated September 1, 2023, do not apply. Upon the commencement of Toroso serving as investment sub-adviser, all references to Toroso in the Prospectus and SAI will take effect.

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THIS SUPPLEMENT IS EFFECTIVE UNTIL SEPTEMBER 5, 2023.

Cambria ETF Trust

Cambria Foreign Shareholder Yield ETF

Cambria Emerging Shareholder Yield ETF

Cambria Global Value ETF

Cambria Global Momentum ETF

Cambria Value and Momentum ETF

Cambria Trinity ETF

Cambria Global Real Estate ETF

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated September 1, 2023

to each Fund’s currently effective Summary Prospectus

The following information supplements and should be read in conjunction with each Fund’s Summary Prospectus.

Effective September 5, 2023, Toroso Investments, LLC (“Toroso”) will begin serving as sub-adviser to each Fund. Therefore, prior to September 5, 2023, all references to Toroso in each Fund’s currently effective Summary Prospectus, dated September 1, 2023, do not apply. Upon the commencement of Toroso serving as investment sub-adviser, all references to Toroso in each Fund’s Summary Prospectus will take effect.

*       *       *

THIS SUPPLEMENT IS EFFECTIVE UNTIL SEPTEMBER 5, 2023.